Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

Note 8 - Related party transactions

The nature and purpose of transaction amounts and outstanding balances for related parties consist of the following:

			As of December 31,		Years Ended December 31,			Subsequent to December 31,
			2024	2023	2024	2023	2022	2024
			Balances		Amounts			Amounts
Name	Relationship	Nature/Purpose	Receivables (Liabilities)		Sales (Purchases)			Settled
Benua Hijau Sdn Bhd	Entity owned by Controlling Shareholder	Advances	$-	$110	$-	$-	$-	$-
		CSR expenses	(98,504)	-	(98,658)			5,466
Black Hummer Security Sdn Bhd	An entity controlled by Tan Sri Mohd Bakri Bin Mohd Zinin, one of the directors of Tumpuan Megah	Security services	-	-	-	(1,448)	(16,877)	-
Dato’ Mohd Suhaimi bin Hashim	Director of Tumpuan Megah and shareholder of TMDF	Advances	(224)	-	-	-	-	-
Dato’ Sri Kam Choy Ho	Director of the Company	Advances	-	(21,716)	-	-	-	-
Megah Port Management Sdn Bhd	Entity owned by Controlling Shareholder and disposed on September 30, 2024	Advances	-	93	-	-	-	-
Pan Management Services Ltd	Entity owned by Controlling Shareholder	Management service	(131,081)	(295,610)	-	(234,137)	(198,567)	36,548
Raja Ismail Bin Raja Mohamed	Director of Tumpuan Megah	Reimbursable legal fees	1,823,609	1,469,762	-	-	-	145,658
Sinar Maju Logistik Sdn Bhd	Entity owned by Controlling Shareholder	(i) Shipping agency services	95,841	(30,420)	(270,505)	(525,067)	(867,297)	-
		(ii) Sales of fresh water	-	-	-	-	5,117	-
Sinar Maju Marin Sdn Bhd	Subsidiary of Sinar Maju Logistik Sdn Bhd, Entity owned by Controlling Shareholder	Shipping agency services	(1,710)	(19,865)	(69,404)	(71,606)	(47,566)	1,710
Straits Alliance Transport Sdn Bhd	Entity owned by Controlling Shareholder	Advances	1,057	1,024	-	-	-	-
Straits Energy Resources Berhad	Controlling Shareholder	(i)Working capital advances	8,636,466	1,623,241	-	-	-	477,125
		(ii) Management service	-	-	-	-	(142,919)	-
Strait Management Service Sdn Bhd	Entity owned by Controlling Shareholder	(i) Management service	(395,226)	(154,982)	(499,091)	(269,897)	(144,036)	-
		(ii) Advances	-	1,385	-	-	-	-
Victoria STS (Labuan) Sdn Bhd	Entity owned by Controlling Shareholder	(i) Sales of marine gas oil	27,762	36,240	-	151,349	235,544	-
		(ii) Sales of ship management service	935,522	595,538	177,534	122,240	19,584	-
		(iii) Purchase of tugboat services	-	-	(9,402)	(21,201)	(21,808)	-
Victoria 1 Limited	Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder	(i) Sales of ship management service	-	-	-	-	53,341	-
		(ii) Sales of marine gas oil	-	-	-	-	76,732	-
Victoria 2 Limited	Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder	(i) Sales of marine gas oil	-	-	-	-	97,939	-
		(ii) Sales of ship management service	-	-	-	-	22,962	-
Victoria 3 Limited	Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder	(i) Sales of ship management service	72,310	74,066	-	16,788	-	-
Total, net			$10,965,822	$3,278,866	$(769,526)	$(832,979)	$(927,851)	$666,507

Related party transactions other than sales and purchases:

			Years Ended December 31,
Name	Relationship	Nature/Purpose	2024	2023	2022
Ho Hung Ming	Son of Dato’ Sri Kam Choy Ho	Remuneration	$(72,487)	$(67,895)	$(67,730)
Straits Energy Resources Berhad	Controlling Shareholder	Interest income	$375,365	$32,089	$-

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2024, 2023 and 2022

Note 8 - Related party transactions (Continued)

	As of December 31,
	2024	2023
Due from related parties	$11,592,567	$3,801,459
Due to related parties	(626,745)	(522,593)
Total, net	$10,965,822	$3,278,866

The majority of the amounts due from and due to related parties are interest-free, unsecured, with no fixed terms of repayment, and are payable on demand.

Certain amounts due from the related party, Straits Energy Resources Berhad, totaling $11,911,593 (2023: $846,906), are interest-bearing at 8.25% (2023: 8.25%) per annum and have no fixed repayment terms.

Interest income from amounts due from related parties was $375,365, $32,089 and $nil for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company received bank guarantees from a bank to support certain trade payables. Straits provided a corporate guarantee to the bank for these facilities. The guarantees ensure timely payment to suppliers in the event of default by the Company. The maximum potential liability under the guarantees is $6,498,599 as at December 31, 2024.

Amounts due from Raja Ismail Bin Raja Mohamed

The amounts due from Raja Ismail Bin Raja Mohamed (“Raja Ismail”) (not a principal shareholder) consist of reimbursable legal fees incurred by Tumpuan Megah, a subsidiary of the Company (with Straits as a controlling shareholder of the Company). These fees are recoverable from Raja Ismail through a personal guarantee provided to Straits under a binding personal guarantee agreement (the “Guarantee Agreement”). While the guarantee is formally provided to Straits, it indemnifies Tumpuan Megah by ensuring reimbursement of legal costs associated with arbitration, resulting in no net financial impact on Tumpuan Megah.

The Guarantee Agreement, which includes a continuing guarantee clause, binds Raja Ismail (the “Guarantor”) to cover all sums potentially payable by Tumpuan Megah in connection with the arbitration, and indemnifies Tumpuan Megah against any losses, damages, or expenses related to the case. Under ASC 310-10, receivables can be recognized at fair value if there is a contractual right to payment. This Agreement creates such a right, allowing the Company to recognize a receivable. Despite the general presumption against recognizing an asset when the counterparty disputes liability, the presumption is overcome here because (1) Raja Ismail has agreed to reimburse the legal fees, as outlined in the binding Guarantee Agreement, and (2) he has begun repaying these fees according to a set schedule, reinforcing the recovery certainty.

For accounting treatment, the Company records the legal fees as an expense and with a corresponding liability upon receipt of the bill. Simultaneously, a receivable from Raja Ismail is recorded to offset the expense under the terms of the Guarantee Agreement. This accounting approach ensures that all costs incurred in relation to the arbitration are contractually recoverable from Raja Ismail.

The sales revenues and purchases for related parties consist of the following:

	Years Ended December 31,
	2024	2023	2022
Related party sales revenues	$177,534	$290,377	$511,219
Related party purchases	(947,060)	(1,123,356)	(1,439,070)
Total, net	$(769,526)	$(832,979)	$(927,851)

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2024, 2023 and 2022